Ordinary Shares	12 Months Ended
Jun. 30, 2023
Ordinary Shares [Abstract]
ORDINARY SHARES
14.	ORDINARY SHARES

On January 3, 2020, 9,165,000 ordinary shares, par value $0.001 per share, were held by Joya Enterprises Limited. On February 22, 2020, the Company issued 3,760,911 ordinary shares, par value $0.001 per share, to certain founding shareholders, and 2,015,400 ordinary shares to two new shareholders who made the capital injection of $2,557,654 in October 2019.

On April 28, 2020, shareholders of the Company approved the re-designation of 5,763,077 of the Company’s issued ordinary shares held by Joya Enterprises Limited into 5,763,077 Class B ordinary shares and an aggregate of 9,178,234 of the Company’s issued ordinary shares held by Joya Enterprises Limited and certain other shareholders into 9,178,234 Class A ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to seven votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.

On May 30, 2020, the Company issued 500,000 Class A ordinary shares to two original shareholders of Pop Culture for a nominal cash consideration of $500 as part of the Reorganization. The shares and per share data as of June 30, 2019 are presented on a retroactive basis to reflect the above share issuances and re-designation.

On May 30, 2020, the Company also issued an aggregate of 1,343,600 Class A ordinary shares to five new investors for a cash consideration of $1,707,893 pursuant to certain share purchase agreements entered into on September 30, 2019. This share issuance is presented on a prospective basis.

On February 9, 2021, the Company issued 1,065,089 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture, which resulted in Pop Culture becoming a VIE fully controlled by the Company. The Company has accounted this acquisition of non-controlling interest as an equity transaction with no gain or loss recognized in accordance with ASC 810-10-45.

The subscription receivable presents the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity. Subscription receivable has no payment terms nor any interest receivable accrual.

On July 2, 2021, the Company closed its initial public offering of 6,200,000 Class A ordinary shares. The Class A ordinary shares were priced at $6.00 per share, and the offering was conducted on a firm commitment basis. The Company received an aggregate amount of $34,839,398 representing payment in full to the Company of the purchase price for 6,200,000 shares in the aggregate amount of $37,200,000 less underwriting discounts and expenses pursuant to the underwriting agreement dated June 30, 2021.

On October 9, 2023, the Company held an extraordinary meeting of shareholders, during which the shareholders approved a proposal to effect a share consolidation of each 10 ordinary shares with par value of US$0.001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.01 each. Consolidation became effective on October 26, 2023, and the Class A Ordinary Shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market when the market opened on October 27, 2023 under the same symbol “CPOP.” No fractional shares were issued in connection with the Share Consolidation. All fractional shares were rounded up to the whole number of shares. Each 10 pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation.